Other disclosures (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingent Liabilities [Abstract]
Guarantees and other sureties		R$ 41,870,332	R$ 39,081,803	R$ 40,729,544
Financial guarantees		29,397,344	27,216,418	37,007,057
Performance guarantees		1,009,367	907,856	486,091
Financial letters of credit		11,387,788	10,860,425	3,110,918
Other		75,833	97,104	125,478
Other contingent exposures		2,442,235	3,178,671	1,915,492
Documentary Credits		2,442,235	3,178,671	1,915,492
Total Contingent Liabilities		44,312,567	42,260,474	42,645,036
Commitments
Loan commitments drawable by third parties	[1]	125,876,671	122,652,229	106,913,219
Total Commitments		125,876,671	122,652,229	106,913,219
Total		R$ 170,189,238	R$ 164,912,704	R$ 149,558,255

[1]	Includes the approved limits and unused overdraft, credit card and others.